Federated Hermes Trust for U S Treasury Obligations N-1A Cover	Jul. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Prospectus Date	Sep. 30, 2026